Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 17 - Balances and Transactions with Related Parties

A.           Balances with related parties:

	December 31,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Due from (to) related parties	681	(18)

B.           Transactions with related parties:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Purchases from related parties	15	3	43
Interest income (expense) from Parent	22	(28)	(9)

Unpaid balances between Parent and its subsidiaries in Israel and the Company bear interest of 5.5%.
Registration Rights Agreement with Parent

On March 1, 2004, the Company entered into a registration rights agreement providing for the Company to register with the SEC certain of its ordinary shares held by Parent. This registration rights agreement may be used in connection with future offerings of ordinary shares, and includes, among others, the following terms: (a) Parent is entitled to make up to three demands that the Company registers its ordinary shares held by Parent, subject to delay due to market conditions; (b) Parent will be entitled to participate and sell the Company’s ordinary shares in any future registration statements initiated by the Company, subject to delay due to market conditions; (c) the Company will indemnify Parent in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions other than information provided by Parent, and Parent will indemnify the Company in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions in written statements by Parent made for the purpose of their inclusion in such registration statements; and (d) the Company will pay all expenses related to registrations which the Company has initiated, except for certain underwriting discounts or commissions or legal fees, and Parent will pay all expenses related to a registration initiated at its demand in which the Company is not participating.

On December 30, 2004, the Registration Rights Agreement with Parent was amended. The amendment concerns primarily the grant of unlimited shelf registration rights thereunder to Parent with respect to its holdings in the Company, and the assignability of those shelf registration rights to its transferees.

On May 13, 2015, following the approval of our Audit Committee and Board of Directors the Registration Rights Agreement with Priortech was renewed for an additional 5 year period effective as of December 31, 2014.

Employment Agreements with the Chief Executive Officer

Pursuant to employment agreement with the Chief Executive Officer ("CEO") dedicates 10% of his time in providing consulting and management services for Parent through Amitec – Advanced Multilayer Interconnect Technologies Ltd. – a wholly owned subsidiary of the Parent ("Amitec"). The CEO receives from the Company 90% of a full time salary and is compensated directly by Amitec for the remaining 10% of his time.

The CEO serves as the Chairman of Parent.